RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Ship Finance International Limited
We paid charter hire expense of $15.4 million in the six months ended June 30, 2016 (six months ended June 30, 2015: nil) in respect of the eight vessels leased from Ship Finance. Due to the straight lining of the total expenses on these leases, $12.1 million was recorded as charter hire expense and $3.3 million has been recorded as prepaid charter hire expense in Long term assets.

In 2013, United Freight Carriers LLC, the joint venture acquired in the Merger and of which we own 50%, entered into charter contracts with Ship Finance for five (2015: four) dry bulk carriers. The charter contracts include profit sharing and the joint venture has paid $1.5 million to Ship Finance related to these vessels in the June 30, 2016 (six months ended June 30, 2015: nil).

We are the commercial manager for fourteen (2015: twelve) dry bulk and nine (2015: eleven) container vessel owned and operated by Ship Finance. Pursuant to the management agreements, we receive $125 per day (2015: $125 per day) for managing the dry bulk vessels and $75 per day (2015: $65 per day) for managing the container vessels.

Seatankers Management Co, Ltd
We are the commercial manager of 21 (2015: 21) dry bulk vessel owned and operated by Seatankers. Pursuant to the management agreements, we receive $125 per day (2015 $125 per day) for managing the dry bulk vessels.

United Freight Carriers LLC
Pursuant to the LLC agreement, we received $0.2 million in the six months ended June 30, 2016 for management and administration services provided to UFC (six months ended June 30, 2015: $ nil).

Capesize Chartering Ltd
In the six months ended June 30, 2016, we recorded pool earnings of $0.3 million (six months ended June 30, 2015: nil) in respect of the RSA. At June 30, 2016, the net balance due from Capesize Chartering was $0.6 million, of which $0.1 million is receivable on behalf of Seatankers Management Co. Ltd and $0.1 million payable on behalf of Golden Opus Inc. The balances due in respect of our related parties are reflected in the outstanding balances at June 30, 2016 with these related parties.

Management Agreements

Technical Management
We receive technical management services from Frontline Ltd. Pursuant to the terms of the agreement, Frontline Ltd receives a management fee of $31,875 per vessel in 2016. ($31,500 per vessel in 2015). This fee is subject to annual review. Frontline Ltd also manages our newbuilding supervision and charges us for the costs incurred in relation to the supervision.

Ship Management
The ship management of our vessels is provided by ship managers subcontracted by Frontline Ltd. Technical management for fifteen vessels (December 31, 2015: fourteen vessels) is provided by SeaTeam Management Pte. Ltd, a majority owned subsidiary of Frontline Ltd.

Other Management Services
We aim to operate efficiently through utilizing competence from Frontline Ltd or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. Specifically, we receive assistance in relation to consolidation and reporting as well as management of its Sarbanes Oxley compliance from Frontline Ltd. We currently pay a fee of $115,000 per quarter for this service.

A summary of net amounts charged by related parties in the six months ended June 30, 2016 and June 30, 2015 is as follows:

(in thousands of $)	2016	2015
ICB Shipping (Bermuda) Ltd	—	579
Frontline Management (Bermuda) Ltd	3,765	6,005
The Former Golden Ocean	—	134
Ship Finance International Limited	15,372	—
Seateam Management Pte Ltd	954	711
Seatankers Management Co., Ltd	171	—
Capesize Chartering Ltd	35	—

Net amounts charged by related parties comprise of general management and commercial management fees, newbuilding supervision fees and newbuilding commission fees.

A summary of net amounts charged to related parties in the six months ended June 30, 2016 and June 30, 2015 is as follows:

(in thousands of $)	2016	2015
Ship Finance International Limited	404	164
Seatankers Management Co Ltd	474	42
United Freight Carriers LLC	150	—
ADS Kristiansand	15	—

Net amounts charged to related parties mainly comprise of commercial management fees from April 1, 2015. Such fees were charged by the Former Golden Ocean prior to that.

A summary of balances due from related parties as of June 30, 2016 and December 31, 2015 is as follows:

(in thousands of $)	2016	2015
Frontline Ltd	—	4,455
Ship Finance International Ltd	259	36
United Freight Carriers	522	2
Seatankers Management Co Ltd	688	1,139
Golden Opus Inc	51	2,534
Capesize Chartering Ltd	579	—
Management	—	285
	2,099	8,451

A summary of balances owed to related parties as of June 30, 2016 and December 31, 2015 is as follows:

(in thousands of $)	2016		2015
Frontline Management (Bermuda) Ltd	—		3,924
Frontline Ltd	1,310		176
Seateam Management Pte Ltd	—	—	1
Seatankers Management Co Ltd	274		—
Capesize Chartering Ltd	12		—
	1,596		4,101

Receivables and payables with related parties mainly comprise unpaid commercial management fees, technical management fees and newbuilding supervision fees.

In addition, certain payables and receivables arise when we pay an invoice on behalf of a related party and vice versa.